Restructuring and other cost savings initiatives (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Summary of restructuring charges by type of activity
The following table summarizes the charges recorded related to the restructuring plan by type of activity and the locations recognized within the Consolidated Statements of Income (in millions):

	During the year ended December 31, 2015
	Separation Costs	Asset Impairments/Disposals	Accelerated Depreciation	Other	Total
Cost of sales	$—	$—	$50	$2	$52
Research and development	—	—	36	28	64
Selling, general and administrative	—	—	14	42	56
Other	49	(111)	—	4	(58)
Total	$49	$(111)	$100	$76	$114

	During the year ended December 31, 2014
	Separation Costs	Asset Impairments	Accelerated Depreciation	Other	Total
Cost of sales	$—	$81	$23	$—	$104
Research and development	—	—	28	21	49
Selling, general and administrative	—	—	4	5	9
Other	377	6	—	13	396
Total	$377	$87	$55	$39	$558

Restructuring liabilities roll forward
The following table summarizes the expenses (excluding non-cash charges) and payments related to the restructuring plan (in millions):

	During the year ended December 31, 2015
	Separation Costs	Other	Total
Restructuring liabilities as of January 1, 2015	$221	$23	$244
Expense	52	80	132
Payments	(178)	(80)	(258)
Restructuring liabilities as of December 31, 2015	$95	$23	$118

	During the year ended December 31, 2014
	Separation Costs	Other	Total
Restructuring liabilities as of January 1, 2014	$—	$—	$—
Expense	353	32	385
Payments	(132)	(9)	(141)
Restructuring liabilities as of December 31, 2014	$221	$23	$244